Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Invesco Real Assets ESG ETF
Prospectus [Line Items]
Annual Return [Percent]	12.86%	9.43%	(10.03%)	35.93%